Citi

100 Summer St., Suite 1500

Boston, Massachusetts 02110

January 5, 2016

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (the “Registrant”)
HC Catholic SRI Growth Portfolio (the “Portfolio”)
Filing Pursuant to Rule 497(j)
File Nos. 033-87762, 811-08918

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information (“SAI”) for the above referenced Portfolio dated January 4, 2016 do not differ from the forms of Prospectuses and SAI contained in Post-Effective Amendment No. 78 (the “Amendment”) to the Trust’s Registration Statement. This Amendment was electronically filed under Rule 485(b) of the 1933 Act on December 23, 2015 (Accession No. 0001193125-15-412377).

Please feel free to contact the undersigned at 617-824-1215 if you have questions in connection with this filing.

Very truly yours,

/s/ Curtis Barnes

Curtis Barnes
Senior Vice President

cc:	Laura Corsell – McCarter & English, LLP
Don Felice – McCarter & English, LLP
Colette Bergman – Hirtle, Callaghan & Co. LLC